SHAREHOLDERS' EQUITY - Schedule of Option Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Expected volatility, minimum	29.45%	26.21%	0.00%
Expected volatility, maximum	34.11%	27.87%	25.79%
Risk free interest rate, minimum	1.78%	0.30%	0.00%
Risk free interest rate, maximum	4.15%	0.93%	0.86%
Expected dividend	0.00%	0.00%	0.00%
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months